Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and subsidiaries of the VIEs. All inter-company transactions and balances between the Company, its subsidiaries, VIEs and subsidiaries of the VIEs are eliminated upon consolidation. The Company has included the results of operations of acquired businesses from the respective dates of acquisition.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Management evaluates estimates, including those related to the accounts receivable allowances, fair values of options to purchase the Company’s or its subsidiaries’ ordinary shares, fair values of certain debt and equity investments, amortization of certain licensed copyright, impairment of long-lived assets, long-term investments and goodwill, the purchase price allocation and fair value of noncontrolling interests with respect to business combinations, and deferred tax valuation allowance, among others. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Foreign Currency

Foreign Currency

The Company’s functional currency is the US$. The Company’s subsidiaries, VIEs and subsidiaries of the VIEs determine their functional currencies based on the criteria of ASC topic 830 (“ASC 830”), Foreign Currency Matters. The Company uses the RMB as its reporting currency. The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate its operating results and financial position, respectively. Any translation gains (losses) are recorded in other comprehensive income (loss). Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in earnings as a component of other income.

Segment Reporting

Segment Reporting

In accordance with ASC topic 280 (“ASC 280”), Segment Reporting, the Company’s chief operating decision makers rely upon consolidated results of operations when making decisions about allocating resources and assessing performance of the Company; hence, the Company has only one single operating segment. The Company does not distinguish between markets or segments for the purpose of internal reporting.

Business Combinations

Business Combinations

The Company accounts for its business combinations using the purchase method of accounting in accordance with ASC topic 805 (“ASC 805”), Business Combinations. The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Company acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total of cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.

In a business combination achieved in stages, the Company remeasures its previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement gain or loss, if any, is recognized in earnings.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents

Cash and cash equivalents are stated at cost, which approximates fair value, and primarily consist of cash and investments in interest bearing demand deposit accounts, time deposits, highly liquid investments and money market funds. All time deposits, money market funds and other highly liquid investments with original maturities of three months or less from the date of purchase are classified as cash equivalents.

Restricted cash

Restricted cash mainly consists of the cash reserved in escrow accounts for the remaining payments in relation to compensation for postcombination services, cash collateral for repayment of short-term loans (Note 10), as well as the cash balances deposited by users or customers of the Group that were held for designated purposes.

The cash balances deposited by users or customers of the Group for certain businesses are considered restricted because they cannot be used for the operations of the Group or any other purposes not designated by the users or customers. The deposited balance is included in the Group’s bank accounts until being used for the designated purposes or withdrawn by the users or customers.

Accounts Receivable

Accounts Receivable

Accounts receivable are recognized and carried at original invoiced amount less an allowance for any potential uncollectible amounts. An estimate for doubtful debts is made when collection of the full amount is no longer probable. Bad debts are written off as incurred. The Company generally does not require collateral from its customers.

The Company maintains allowances for doubtful accounts for estimated losses resulting from the failure of customers to make payments on time. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, the customer’s payment history, its current credit-worthiness and current economic trends.

Receivables from Online Payment Agencies

Receivables from Online Payment Agencies

Receivables from online payment agencies are cash due from the third-party online payment service providers for clearing transactions. The cash was paid or deposited by customers or users through these online payment agencies for services provided by the Company. The Company carefully considers and monitors the credit worthiness of the third-party payment service providers used. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. Receivable balances are written off after all collection efforts have been exhausted. As of December 31, 2013 and 2014, no allowance for doubtful accounts was provided for the receivables from online payment agencies.

Investments

Investments

Short-term investments

All highly liquid investments with original maturities of greater than three months, but less than 12 months, are classified as short-term investments. Investments that are expected to be realized in cash during the next 12 months are also included in short-term investments. The Company accounts for short-term investments in accordance with ASC topic 320 (“ASC 320”), Investments – Debt and Equity Securities. The Company classifies the short-term investments in debt and equity securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized.

The securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. For individual securities classified as held-to-maturity securities, the Company evaluates whether a decline in fair value below the amortized cost basis is other-than-temporary in accordance with the Company’s policy and ASC 320. When the Company intends to sell an impaired debt security or it is more-likely-than-not that it will be required to sell prior to recovery of its amortized cost basis, an other-than-temporary impairment is deemed to have occurred. In these instances, the other-than-temporary impairment loss is recognized in earnings equal to the entire excess of the debt security’s amortized cost basis over its fair value at the balance sheet date of the reporting period for which the assessment is made. When the Company does not intend to sell an impaired debt security and it is more-likely-than-not that it will not be required to sell prior to recovery of its amortized cost basis, the Company must determine whether or not it will recover its amortized cost basis. If the Company concludes that it will not, an other-than-temporary impairment exists and that portion of the credit loss is recognized in earnings, while the portion of loss related to all other factors is recognized in other comprehensive income.

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in earnings.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale investment is reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income (loss). Realized gains or losses are included in earnings during the period in which the gain or loss is realized. An impairment loss on the available-for-sale securities would be recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other-than-temporary.

Long-term investments

The Company’s long-term investments consist of cost method investments, equity method investments, held-to-maturity investments with original and remaining maturities of greater than 12 months, and available-for-sale investments.

In accordance with ASC subtopic 325-20 (“ASC 325-20”), Investments-Other: Cost Method Investments, for investments in an investee over which the Company does not have significant influence and which do not have readily determinable fair value, the Company carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings that exceed the Company’s share of earnings since its investment. Management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in earnings equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC topic 323 (“ASC 323”), Investments-Equity Method and Joint Ventures. Under the equity method, the Company initially records its investment at cost and the difference between the cost of the equity investee and the fair value of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill, which is included in the equity method investment on the consolidated balance sheets. The Company subsequently adjusts the carrying amount of the investment to recognize the Company’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment. The Company will discontinue applying the equity method if an investment (and additional financial supports to the investee, if any) has been reduced to zero. Under the conditions that the Company is not required to advance additional funds to an investee and the equity-method investment in ordinary shares is reduced to zero, if further investments are made that have a higher liquidation preference than ordinary shares, the Company would recognize the loss based on its percentage of the investment with the same liquidation preference, and the loss would be applied to those investments of a lower liquidation preference first before being further applied to the investments of a higher liquidation preference. The Company evaluates the equity method investments for impairment under ASC 323. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

Long-term held-to-maturity investments and available-for-sale investments are measured in the same manner as short-term held-to-maturity investments.

Fair Value Measurements of Financial Instruments

Fair Value Measurements of Financial Instruments

Financial instruments are in the form of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, amounts due from and due to related parties, other receivables, long-term investments, accounts payable and accrued liabilities, customer advances and deposits, derivative instruments, capital lease obligation, notes payable and long-term loans. The carrying amounts of these financial instruments, except for long-term cost method investments, long-term equity method investments, long-term available-for-sale investments, long-term held-to-maturity investments, derivative instruments, notes payable and long-term loans, approximate their fair values because of their generally short maturities. Available-for-sale investments and derivative instruments were adjusted to fair value at each reporting date. The carrying amounts of long-term held-to-maturity investments and long-term loans approximate their fair values due to the fact that the related interest rates approximate the rates currently offered by financial institutions for similar debt instruments of comparable maturities. Based on the quoted market price as of December 31, 2014, the fair value of the notes payable was RMB21.81 billion (US$3.52 billion) (Note 21).

Research, Development and Computer Software

Research, Development and Computer Software

Capitalization of software developed for internal use

The Company has capitalized certain internal use software development costs in accordance with ASC subtopic 350-40 (“ASC 350-40”), Intangibles-Goodwill and Other: Internal-Use Software, amounting to RMB38.13 million, RMB2.68 million and nil for the years ended December 31, 2012, 2013 and 2014, respectively. The Company capitalizes certain costs relating to software acquired, developed, or modified solely to meet the Company’s internal requirements and for which there are no substantive plans to market the software. These costs mainly include payroll and payroll-related costs for employees who are directly associated with and who devote time to the internal-use software projects during the application development stage. Capitalized internal-use software costs are included in “intangible assets, net”. The amortization expense for capitalized software costs amounted to RMB19.72 million, RMB31.65 million and RMB28.24 million (US$4.55 million) for the years ended December 31, 2012, 2013 and 2014, respectively. The unamortized amount of capitalized internal use software development costs was RMB41.48 million and RMB13.24 million (US$2.13 million) as of December 31, 2013 and 2014, respectively.

Research and development expenses

Research and development expenses consist primarily of personnel-related costs. The Company has expensed substantially all development costs incurred in the research and development of new products and new functionality added to the existing products except for certain internal use software development costs.

Fixed Assets

Fixed Assets

Fixed assets are stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the shorter of the estimated useful lives of the assets or the term of the related lease, as follows:

Office building	– 45 years
Office building related facility, machinery and equipment	– 15 years
Computer equipment	– 3 or 5 years
Office equipment	– 3 or 5 years
Vehicles	– 5 years
Leasehold improvements	– over the shorter of lease terms or estimated useful lives of the assets

Fixed assets have no estimated residual value except for the office building and its related facility, machinery and equipment, which have an estimated residual value of 4% of the cost.

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful life of fixed assets are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in earnings.

All direct and indirect costs that are related to the construction of fixed assets and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific fixed assets items and depreciation of these assets commences when they are ready for their intended use.

Interest costs are capitalized if they are incurred during the acquisition, construction or production of a qualifying asset and such costs could have been avoided if expenditures for the assets have not been made. Capitalization of interest costs commences when the activities to prepare the asset are in progress and expenditures and borrowing costs are being incurred. Interest costs are capitalized until the assets are ready for their intended use. Interest costs capitalized for the years ended December 31, 2012, 2013 and 2014 were insignificant.

Licensed copyrights of video content

Licensed copyrights of video content

The current and non-current portions of licensed copyrights of video content are recorded in “Other current assets, net” or “Intangible assets, net”, respectively, at the lower of amortized cost or net realizable value. In accordance with ASC topic 920 (“ASC 920”), Entertainment-Broadcasters, costs incurred in purchased copyrights of video content are capitalized and amortized over the shorter of the license period or projected useful life of the video content. Any licensed copyrights that do not meet the criteria to be recorded are included in the commitments disclosure. The Company amortizes the licensed copyrights in “Cost of revenues” on an accelerated or on a straight line basis, as appropriate. If expectations of the usefulness of a video content are revised downward, the unamortized cost is written down to the estimated net realizable value. A write-down from unamortized cost to a lower estimated net realizable value establishes a new cost basis.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Goodwill

The Company assesses goodwill for impairment in accordance with ASC subtopic 350-20 (“ASC 350-20”), Intangibles – Goodwill and Other: Goodwill, which requires that goodwill to be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20.

Subsequent to the acquisitions in 2011 and thereafter, there were segment managers who regularly review operating results of certain acquired entities and the rest of the Group, which constitute three separate reporting units as of December 31, 2013 and 2014.

The Company has the option to first assess qualitative factors to determine whether it is necessary to perform the two-step test in accordance with Accounting Standards Update (“ASU”) No. 2011-08 (“ASU 2011-08”), Testing Goodwill for Impairment. If the Company believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the two-step quantitative impairment test described above is required. Otherwise, no further testing is required. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. In performing the two-step quantitative impairment test, the first step compares the carrying amount of the reporting unit to the fair value of the reporting unit based on either quoted market prices of the ordinary shares or estimated fair value using a combination of the income approach and the market approach. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Company is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Company must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. If the carrying amount of the goodwill is greater than its implied fair value, the excess is recognized as an impairment loss.

In 2014, the Company performed a qualitative assessment for the reporting unit other than the certain acquired entities. Based on the requirements of ASU 2011-08, the Company evaluated all relevant factors, weighed all factors in their entirety and concluded that it was not more-likely-than-not the fair value was less than the carrying amount of the this reporting unit, and further impairment testing on goodwill was unnecessary as of December 31, 2014. The Company elected to assess goodwill for impairment using the two-step process at two reporting units, representing the aforementioned acquired entities. The fair value of the two reporting units exceeded their respective carrying amount, and therefore goodwill related to these two reporting units were not impaired and the Company was not required to perform further testing.

Intangible assets

Intangible assets with finite lives are carried at cost less accumulated amortization. Land use rights are amortized using a straight-line method over the shorter of their estimated economic lives or the terms of related land use right contracts. All other intangible assets with finite lives are amortized using the straight-line method over the estimated economic lives.

Intangible assets have weighted average economic lives from the date of purchase as follows:

Land use rights	– 50 years
Customer relationships	– 5.5 years
Software	– 4.2 years
Trademarks	– 9.8 years
User list	– 3.4 years
Licensed copyrights of video contents	– 3.4 years
Others	– 5.9 years

Intangible assets with an indefinite useful life are not amortized and are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired in accordance with ASC subtopic 350-30 (“ASC 350-30”),Intangibles-Goodwill and Other: General Intangibles Other than Goodwill.

Impairment of Long-Lived Assets Other Than Goodwill

Impairment of Long-Lived Assets Other Than Goodwill

The Company evaluates long-lived assets, such as fixed assets and purchased or internally developed intangible assets with finite lives, for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with ASC topic 360 (“ASC 360”), Property, Plant and Equipment. When such events occur, the Company assesses the recoverability of the assets group based on the undiscounted future cash flow the assets group is expected to generate and recognizes an impairment loss when estimated undiscounted future cash flow expected to result from the use of the assets group plus net proceeds expected from disposition of the assets group, if any, is less than the carrying value of the assets group. If the Company identifies an impairment, the Company reduces the carrying amount of the assets group to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. The Company uses estimates and judgments in its impairment tests and if different estimates or judgments had been utilized, the timing or the amount of any impairment charges could be different. Asset groups to be disposed of would be reported at the lower of the carrying amount or fair value less costs to sell, and no longer depreciated. The assets and liabilities of a disposal group classified as held for sale would be presented separately in the appropriate asset and liability sections of the consolidated balance sheets.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue based on the following principles:

Performance-based online marketing services

Cost-per-click

The Company’s auction-based pay-for-performance (“P4P”) platform enables a customer to place its website link and related description on the Company’s search result list on the website which could be accessed through personal computer or mobile devices. Customers make bids on keywords based on how much they are willing to pay for each click to their listings in the search results listed on the Company’s website and the relevance between the keywords and the customer’s businesses. Internet users’ search of the keyword will trigger the display of the listings. The ranking of the customer’s listing depends on both the bidding price and the listing’s relevance to the keyword searched. Customer pays the Company only when a user clicks on one of its website links. Other than the auction-based P4P platform, the Company has certain vertical platforms from which it generates revenue through pre-determined prices per click. Revenue is recognized when a user clicks on one of the customer-sponsored website links, as there is persuasive evidence of an arrangement, the fee is fixed or determinable and collection is reasonably assured, as prescribed by ASC topic 605 (“ASC 605”), Revenue Recognition.

For certain customers engaged through direct sales, the Company may provide certain value-added consultative support services to help its customers to better utilize its online marketing system. Fees for such services are recognized as revenue on a pro-rata basis over the contracted service period.

Other performance-based online marketing services

To the extent the Company provides online marketing services based on performance criteria other than cost-per-lick, such as the number of successful reservation of hotels or issuance of air tickets, the number of downloads (and user registration) of mobile applications, the number of incremental end users and the total incremental revenue generated, revenue is recognized when the specified performance criteria are met together with satisfaction of other applicable revenue recognition criteria as prescribed by ASC 605.

Display-based online advertising services

For display-based online advertising services such as text links, banners, icons or other forms of graphical advertisements in the websites or mobile applications, the Company recognizes revenue in accordance with ASC 605, on a pro-rata basis over the contractual term for cost per time advertising arrangements commencing on the date the customer’s advertisement is displayed on a specified webpage or mobile applications, or on the number of times that the advertisement has been displayed for cost per thousand impressions advertising arrangements. For certain display-based contractual agreements, the Company may also provide certain performance guarantees, in which cases revenue is recognized at the later of the completion of the time commitment or performance guarantee.

Online game services and other revenue sharing services

The Company operates online game platforms on which registered users can access games provided by third-party game developers. The Company also operates mobile platforms on which users can access smartphone related products such as themes, wallpapers and e-books developed and owned by third-party content providers. The rights and obligations of each party to the arrangement indicate that the Company is acting as an agent whereas the game developer or the content provider is the principal as a result of being the primary obligor in the arrangement in accordance with ASC subtopic 605-45 (“ASC 605-45”), Revenue Recognition: Principal Agent Consideration. The Company recognizes the shared revenue from these online promotional services, on a net basis, based on the ratios pre-determined with the online game developers or content providers when all the revenue recognition criteria set forth in ASC 605 are met, which is generally when the user purchases virtual currencies issued by the game developers or purchases contents developed by the content providers.

Group buying services

The Company generates revenue from group buying services as a marketing agent by offering goods and services provided by third-party merchant partners at a discount through the website or mobile application that connects merchants to consumers. The Company presents revenue on a net basis, representing the amount billed to registered users less the amount paid to merchants, in accordance with ASC 605-45. The Company acts as an agent rather than as the principal in the delivery of the products or services as it does not assume the risks and rewards of ownership of products nor is it responsible for the actual fulfillment of services. Both of these are the responsibilities of the merchants. The Company recognizes revenue when all of the criteria prescribed in ASC 605 are met, which is generally when the merchants provide the services or when the products are delivered to the customers. Since the Company’s paying users have the ability to request for full refund before redemption for the products or services offered by the merchants, the underlying sale from which the Company earns the related commission revenue as an agent is not culminated until its paying users actually redeem.

Online marketing services involving Baidu Union

Baidu Union is the program through which the Company expands distribution of its customers’ sponsored links or advertisements by leveraging traffic of the Baidu Union members’ internet properties. The Company makes payments to Baidu Union members for acquisition of traffic. The Company recognizes gross revenue for the amount of fees it receives from its customers. Payments made to Baidu Union members are included in cost of revenues as traffic acquisition costs.

Barter transactions

The Company engages in barter transactions from time to time and in such situations follows the guidance set forth in ASC topic 845 (“ASC 845”), Nonmonetary Transactions. While nonmonetary transactions are generally recorded at fair value, if such value is not determinable within reasonable limits, or the transaction lacks commercial substance, or the transaction is an exchange of a product or property held for sale in the ordinary course of business for a product or property to be sold in the same line of business to facilitate sales to customers other than the parties to the exchange, the transaction is recognized based on the carrying value of the product or services provided. The Company also engages in certain advertising barter transactions and follows the guidance set forth in ASC subtopic 605-20 (“ASC 605-20”), Revenue Recognition: Services. The advertising barter transactions generally are recorded at fair value. If the fair value of the advertising surrendered in the barter transaction is not determinable within required limits, the barter transaction is recorded based on the carrying amount of the advertising surrendered, which likely to be zero. The amount of revenues recognized for barter transactions was insignificant for each of the years presented.

Other revenue recognition related policies

In accordance with ASC subtopic 605-25 (“ASC 605-25”), Revenue Recognition: Multiple-Deliverable Revenue Arrangements, for arrangements that include multiple deliverables, primarily for advertisements to be displayed in different spots, placed under different forms and occur at different time, the Company allocates the total consideration of the arrangements based on their relative selling price, with the selling price of each deliverable determined using vendor-specific objective evidence (“VSOE”) of selling price, third-party evidence (“TPE”) of selling price, or management’s best estimate of the selling price (“BESP”). The Company considers all reasonably available information in determining the BESP, including both market and entity-specific factors.

The Company delivers some of its online marketing services to end customers through engaging third-party distributors. In this context, the Company may provide cash incentives to distributors. The cash incentives are accounted for as reduction of revenue in accordance with ASC subtopic 605-50 (“ASC 605-50”), Revenue Recognition: Customer Payments and Incentives.

The Company provides sales incentives to customers to entitle customers to receive reductions in the price of the online marketing services by meeting certain cumulative consumption requirements. The Company accounts for these award credits granted to members in conjunction with a current sale of products or services as a multiple-element arrangement by analogy to ASC 605-25. The consideration allocated to the award credits, as deferred revenue, is based on an assumption that the customer will purchase the minimum amount of future service necessary to obtain the maximum award credits available. The deferred revenue is recognized as revenue proportionately as the future services are delivered to the customer or when the award credits expire.

Cash received in advance from customers is recorded as customer advances and deposits. The unused cash balances remaining in the customers’ accounts are included as liabilities of the Company. Deferred revenue is recorded when services are provided before the other revenue recognition criteria set forth in ASC 605 are fulfilled.

Cost of Revenues

Cost of Revenues

Cost of revenues consists primarily of sales taxes (including business tax and output value-added tax) and surcharges, traffic acquisition costs, bandwidth costs, depreciation, content costs, payroll and related costs of operations.

The Company incurs sales taxes and surcharges in connection with the provision of online marketing services, technical and consultative service fees charged by its subsidiaries to VIEs and other taxable services in the PRC. In accordance with ASC 605-45, the Company includes the sales tax and surcharges incurred on its online marketing revenues in cost of revenues. The sales tax and surcharges in cost of revenues for the years ended December 31, 2012, 2013 and 2014 were RMB1.57 billion, RMB2.33 billion and RMB3.60 billion (US$579.85 million), respectively. Traffic acquisition costs represent the amounts paid or payable to Baidu Union members who direct search queries to the Company’s websites or distribute the Company’s customers’ paid links through their properties. These payments are primarily based on revenue sharing arrangements under which the Company pays its Baidu Union members and other business partners a percentage of the fees it earns from its online marketing customers.

Advertising Expenses

Advertising Expenses

Advertising expenses, primarily advertisements through various forms of media, are included in “Selling, general and administrative expense” in the consolidated statements of comprehensive income and are expensed when incurred. Advertising expenses for the years ended December 31, 2012, 2013 and 2014 were RMB326.83 million, RMB191.61 million and RMB385.06 million (US$62.06 million), respectively.

Government Subsidies

Government Subsidies

Government subsidies primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. For the government subsidies with non-operating nature and with no further conditions to be met, the amounts are recorded as non-operating income in “Other income, net” when received; whereas for the government subsidies with certain operating conditions, the amounts are recorded as liabilities when received and will be recorded as operating income when the conditions are met.

Leases

Leases

Leases have been classified as either capital or operating leases. Leases that transfer substantially all the benefits and risks incidental to the ownership of assets are accounted for as capital leases as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred.

Income Taxes

Income Taxes

The Company recognizes income taxes under the liability method. Deferred income taxes are recognized for differences between the financial reporting and tax bases of assets and liabilities at enacted tax rates in effect for the years in which the differences are expected to reverse. The Company records a valuation allowance against the amount of deferred tax assets that it determines is not more-likely-than-not to be realized. The effect on deferred taxes of a change in tax rates is recognized in earnings in the period that includes the enactment date.

The Company applies the provisions of ASC topic 740 (“ASC 740”), Income Taxes, in accounting for uncertainty in income taxes. ASC 740 clarified the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Company has elected to classify interest and penalties related to an uncertain tax position (if and when required) as part of income tax expense in the consolidated statements of comprehensive income. As of and for the years ended December 31, 2012, 2013 and 2014, the amounts of unrecognized tax benefits as well as interest and penalties associated with uncertainty in income taxes were insignificant.

Share-based Compensation

Share-based Compensation

The Company accounts for share-based compensation in accordance with ASC topic 718 (“ASC 718”), Compensation-Stock Compensation. The Company has elected to recognize share-based compensation using the straight-line method for all share-based awards issued with no performance conditions. For awards with performance conditions, compensation cost is recognized on an accelerated basis if it is probable that the performance condition will be achieved.

Forfeitures have been estimated based on historical experience and are periodically reviewed. Cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the cancelled award (“modification awards”). The compensation costs associated with the modification awards are recognized if either the original vesting condition or the new vesting condition has been achieved. Such compensation costs will not be less than the grant-date fair value of the original award. The incremental compensation cost is measured as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date. Therefore, in relation to the modification awards, the Company recognizes share-based compensation over the vesting periods of the new options, which comprises, (i) the amortization of the incremental portion of share-based compensation over the remaining vesting term and (ii) any unrecognized compensation cost of original award, using either the original term or the new term, whichever results in higher expenses for each reporting period.

The Company accounts for share awards issued to non-employees in accordance with the provisions of ASC subtopic 505-50 (“ASC 505-50”), Equity: Equity-based payments to Non-Employees. The Company uses the Black-Scholes-Merton option pricing model method to measure the value of options granted to non-employees at each vesting date to determine the appropriate charge to share-based compensation. ASC 718 requires share-based compensation to be presented in the same manner as cash compensation rather than as a separate line item.

Earnings Per Share ("EPS")

Earnings Per Share (“EPS”)

The Company computes earnings per Class A and Class B ordinary shares in accordance with ASC topic 260 (“ASC 260”), Earnings Per Share, using the two-class method. Under the provisions of ASC 260, basic net income per share is computed using the weighted average number of ordinary shares outstanding during the period except that it does not include unvested ordinary shares subject to repurchase or cancellation. The Company accounts for the accretion of the redeemable noncontrolling interests in the calculation of income available to ordinary shareholders of the Company used in the earnings per share calculation.

Diluted net income per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potentially dilutive securities have been excluded from the computation of diluted net income per share if their inclusion is anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of stock options, restricted shares subject to forfeiture, and contracts that may be settled in the Company’s stock or cash. The dilutive effect of outstanding stock options and restricted shares is reflected in diluted earnings per share by application of the treasury stock method. The computation of the diluted net income per share of Class A ordinary shares assumes the conversion of Class B ordinary shares, while the diluted net income per share of Class B ordinary shares does not assume the conversion of such shares.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting rights. As a result, and in accordance with ASC 260, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. Further, as the conversion of Class B ordinary shares is assumed in the computation of the diluted net income per share of Class A ordinary shares, the undistributed earnings are equal to net income for that computation.

For the purposes of calculating the Company’s basic and diluted earnings per Class A and Class B ordinary shares, the ordinary shares relating to the options that were exercised are assumed to have been outstanding from the date of exercise of such options.

Contingencies

Contingencies

The Company records accruals for certain of its outstanding legal proceedings or claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. The Company evaluates, on a quarterly basis, developments in legal proceedings or claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. The Company discloses the amount of the accrual if it is material.

When a loss contingency is not both probable and estimable, the Company does not record an accrued liability but discloses the nature and the amount of the claim, if material. However, if the loss (or an additional loss in excess of the accrual) is at least reasonably possible, then the Company discloses an estimate of the loss or range of loss, if such estimate can be made and material, or states that such estimate is immaterial if it can be estimated but immaterial, or discloses that an estimate cannot be made. The assessments of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involve complex judgments about future events. Management is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.

Concentration of Risks

Concentration of Risks

Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, amounts due from related parties and long-term held-to-maturity investments. As of December 31, 2014, the Company has RMB58.63 billion (US$9.45 billion) in cash and cash equivalents, restricted cash, short-term investments and long-term held-to-maturity investments, 86.37% and 13.63% of which are held by financial institutions in the PRC and international financial institutions outside of the PRC, respectively. The Company’s total cash and cash equivalents, restricted cash, short-term investments and long-term held-to-maturity investments held at China Merchants Bank and Bank of China exceeded 10%, representing 31.26% and 17.54% of the Company’s total cash and cash equivalents, restricted cash, short-term investments and long-term held-to-maturity investments as of December 31, 2014, respectively.

PRC state-owned banks, such as Bank of China, are subject to a series of risk control regulatory standards, and PRC bank regulatory authorities are empowered to take over the operation and management when any of those faces a material credit crisis. The Company does not foresee substantial credit risk with respect to cash and cash equivalents, restricted cash and short-term investments held at the PRC state-owned banks. Meanwhile, China does not have an official deposit insurance program, nor does it have an agency similar to what was the Federal Deposit Insurance Corporation (FDIC) in the U.S. In the event of bankruptcy of one of the financial institutions in which the Company has deposits or investments, it may be unlikely to claim its deposits or investments back in full. The Company selected reputable international financial institutions with high rating rates to place its foreign currencies. The Company regularly monitors the rating of the international financial institutions to avoid any potential defaults. There has been no recent history of default in relation to these financial institutions.

Accounts receivable are typically unsecured and derived from revenue earned from customers and agents in China, which are exposed to credit risk. The risk is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring process of outstanding balances. The Company maintains reserves for estimated credit losses and these losses have generally been within its expectations.

Amounts due from related parties are typically unsecured, interest-free and repayable on demand. In evaluating the collectability of the amounts due from related parties balance, the Company considers many factors, including the related parties’ repayment history and their credit-worthiness. An allowance for doubtful accounts is made when collection of the full amount is no longer probable.

Business and economic risks

The Company participates in a dynamic high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations or cash flows: changes in the overall demand for services and products; changes in business offerings; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in bandwidth suppliers; changes in certain strategic relationships or customer relationships; regulatory considerations; copyright regulations; and risks associated with the Company’s ability to attract and retain employees necessary to support its growth.

No customer or any Baidu Union member generated greater than 10% of total revenues in any of the years presented.

The Company’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC.

Currency convertibility risk

Substantially all of the Company’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Foreign currency exchange rate risk

The functional currency and the reporting currency of the Company are the US$ and RMB, respectively. The Company’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents, short-term investments and notes payable denominated in the US$. On June 19, 2010, the People’s Bank of China announced the end of the RMB’s de facto peg to the US$, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB’s exchange rate flexibility. On March 15, 2014, the People’s Bank of China announced the widening of the daily trading band for RMB against US$. The appreciation of the US$ against RMB was approximately 2.49% in 2014. Most of revenues and costs of the Company are denominated in RMB, while a portion of cash and cash equivalents and short-term financial assets are denominated in U.S. dollars. Any significant revaluation of RMB may materially and adversely affect the Company’s cash flows, revenues, earnings and financial position, and the value of, and any dividends payable on, the ADS in US$.

Derivative Instruments

Derivative Instruments

ASC topic 815 (“ASC 815”), Derivatives and Hedging, requires all contracts which meet the definition of a derivative to be recognized on the balance sheet as either assets or liabilities and recorded at fair value. Changes in the fair value of derivative financial instruments are either recognized periodically in earnings or in other comprehensive income depending on the use of the derivative and whether it qualifies for hedge accounting. Changes in fair values of derivatives not qualified as hedges are reported in earnings. The estimated fair values of derivative instruments are determined at discrete points in time based on the relevant market information. These estimates are calculated with reference to the market rates using industry standard valuation techniques. The fair value of the derivative instruments held by the Company was insignificant for all years presented.

Recent Accounting Pronouncement

Recent Accounting Pronouncement

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2014-09 (“ASU 2014-09”), Revenue from Contracts with Customers. ASU 2014-09 supersedes the revenue recognition requirements in ASC 605, and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early adoption is not permitted. The Company is currently in the process of evaluating the impact of the adoption of ASU 2014-09 on the consolidated financial statements.

Guarantees

Guarantees

The Company accounts for guarantees in accordance with ASC topic 460 (“ASC 460”), Guarantees. Accordingly, the Company evaluates its guarantees if any to determine whether (a) the guarantee is specifically excluded from the scope of ASC 460, (b) the guarantee is subject to ASC 460 disclosure requirements only, but not subject to the initial recognition and measurement provisions, or (c) the guarantee is required to be recorded in the financial statements at fair value.